LEASES - Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Payments	$ (10.8)	$ (9.3)	$ (7.5)
Analyzed into:
Current portion	7.4	4.8
Non-current portion	87.2	44.6
Lease liabilities
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Carrying amount at January 1	49.4	47.3
Additions	42.5	9.4
Disposal	0.0	(0.2)
Accretion of interest recognized during the year	3.5	1.8
Payments	(7.1)	(5.8)
Exchange realignment	6.3	(3.1)	0.8
Carrying amount at December 31	94.6	49.4	47.3
Analyzed into:
Current portion	7.4	4.8
Non-current portion	87.2	44.6
Carrying amount at December 31	$ 94.6	$ 49.4	$ 47.3